Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 785	$ 20,524
Restricted deposits		14,004
Trade receivables	571,482	127,538
Other receivables	2,873	2,778
Inventories, net	391,484	251,067
Total current assets	966,624	415,911
Non-current assets
Restricted deposits	48,341	19,843
Deferred issuance costs	871,171
Property, plant and equipment, net	16,511	13,600
Severance pay deposits	136,620	115,163
Total non-current assets	1,072,643	148,606
Total Assets	2,039,267	564,517
Current Liabilities
Short-term bank credit and current maturities of long-term bank loans	410,324	592,115
Trade payables	463,653	249,794
Other current liabilities	791,038	295,022
Short-term liabilities due to shareholders	296,459	120,881
Total current liabilities	1,961,474	1,257,812
Long-Term Liabilities
Long-term loans, net of current maturities	744,769	601,694
Long-term loans from shareholders	1,088,250	1,088,703
Warrants to purchase ordinary shares	351,845
Accrued severance pay	272,509	217,457
Total long-term liabilities	2,457,373	1,907,854
Total Liabilities	4,418,847	3,165,666
Commitments and Contingencies
Shareholders’ capital deficiency
Ordinary shares, no par value: Authorized-12,500,000 as of December 31, 2021 and 2020, issued and outstanding: 3,085,000 as of December 31, 2021 and 2020,
Preferred shares, no par value: Authorized 1,250,000 shares as of December 31, 2021; issued and outstanding: 489,812 shares and no shares as of December 31, 2021 and 2020.
Additional paid-in capital	2,124,601	1,078,808
Accumulated deficit	(4,504,181)	(3,679,957)
Total Shareholders’ capital deficiency	(2,379,580)	(2,601,149)
Total Liabilities net of capital deficiency	$ 2,039,267	$ 564,517